Property, Plant and Equipment - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / bbl $ / MMBTU project	Dec. 31, 2019 USD ($) $ / MMBTU $ / bbl	Dec. 31, 2018 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of assets under construction	$ 31,611	$ 27,779
Carrying amount of assets classified as held for sale	1,159	1,401
Carrying amount of rights and concessions in respect of proved and unproved properties	11,485	14,355
Pre-tax depreciation charge increment if no alternative reserve base was applied	1,012	77	$ 1,003
Contractual commitments for purchase and lease of property, plant and equipment	5,699	4,599
Impairment losses on property, plant and equipment	$ 26,676	$ 3,639	$ 1,515
Nominal pre-tax discount rate	6.00%	6.00%	6.00%
Downward revision of average long-term refining margins	30.00%
Percentage of assets tested for impairment	53.00%
Percentage of assets with partial of full impairments	56.00%
Exploration drilling costs capitalised	$ 82
Number of projects where drilling activities were underway | project	2
Projects awaiting development concepts	$ 2,772
Number of projects awaiting further development concepts | project	50
Integrated Gas
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of assets	$ 17,200
Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of assets	$ 39,100
Integrated Gas and Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Percentage decrease in commodity price assumptions	10.00%
Percentage increase in commodity price assumptions	10.00%
Integrated Gas and Upstream | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in commodity price assumptions	$ 6,000
Impairment reversal due to increase in commodity price assumptions	6,000
Integrated Gas and Upstream | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in commodity price assumptions	8,000
Impairment reversal due to increase in commodity price assumptions	9,000
Oil Products
Disclosure of detailed information about property, plant and equipment [Line Items]
Recoverable amount of assets	$ 1,800
Percentage decrease in long-term refining margin assumptions	(10.00%)
Percentage increase in long-term refining margin assumptions	10.00%
Oil Products | Bottom of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in long-term refining margin assumptions	$ 1,500
Impairment loss due to increase in long-term refining margin assumptions	1,700
Oil Products | Top of range
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment loss due to decrease in long-term refining margin assumptions	2,500
Impairment loss due to increase in long-term refining margin assumptions	$ 2,700
Brent $ per barrel
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after year 4 | $ / bbl	60	60
Henry Hub $/MMBtu
Disclosure of detailed information about property, plant and equipment [Line Items]
Commodity price after year 4 | $ / MMBTU	3.00	3.00
Exploration and production
Disclosure of detailed information about property, plant and equipment [Line Items]
Carrying amount of asset for which an alternative reserves base was applied in the calculation of depreciation charge	$ 1,707	$ 173
Impairment losses on property, plant and equipment	20,155	2,983	$ 1,066
Exploration and production | Integrated Gas
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	11,539
Exploration and production | Upstream
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	8,629
Manufacturing, supply and distribution
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	6,490	$ 654	$ 441
Manufacturing, supply and distribution | Oil Products
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment losses on property, plant and equipment	$ 6,493